2. LOANS: Schedule of Small homogeneous consumer loans (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Principal Balance	$ 917,441,698	$ 840,458,743
% Portfolio	100.00%	100.00%
Net Charge Offs	$ 45,519,971	$ 49,695,888
% Net Charge Offs	100.00%	100.00%
Cosumer Loans
Principal Balance	$ 775,713,298	$ 734,556,902
% Portfolio	84.50%	87.40%
Net Charge Offs	$ 42,142,861	$ 47,227,395
% Net Charge Offs	92.60%	95.00%
Real Estate Loans
Principal Balance	$ 39,293,179	$ 36,595,931
% Portfolio	4.30%	4.40%
Net Charge Offs	$ 41,751	$ 40,279
% Net Charge Offs	0.10%	0.10%
Sales Finance Contracts
Principal Balance	$ 102,435,221	$ 69,305,910
% Portfolio	11.20%	8.20%
Net Charge Offs	$ 3,335,359	$ 2,428,214
% Net Charge Offs	7.30%	4.90%